Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2018
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Deferred tax assets and liabilities
18.	Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities at 31 December 2018 and 2017 are attributable to the following:

	Assets		Liabilities		Net
	2018	2017	2018	2017	2018	2017
Property, plant and equipment and intangible assets (*)	106,128	41,903	(936,167)	(680,134)	(830,039)	(638,231)
Investment	32,926	32,926	—	—	32,926	32,926
Derivative instruments	15,380	1,492	(429,162)	(182,806)	(413,782)	(181,314)
Reserve for employee termination benefits and provisions	155,132	202,112	(45,581)	(64)	109,551	202,048
Asset classified as held for sale	—	—	—	(92,327)	—	(92,327)
Tax losses carried forward	224,179	—	—	—	224,179	—
Tax allowances	20,554	10,775	—	—	20,554	10,775
Other assets and liabilities (**)	248,251	545,968	(101,268)	(434,907)	146,983	111,061

Deferred tax assets/(liabilities)	802,550	835,176	(1,512,178)	(1,390,238)	(709,628)	(555,062)

Offsetting	(649,818)	(739,116)	649,818	739,116	—	—

Net deferred tax assets/ (liabilities)	152,732	96,060	(862,360)	(651,122)	(709,628)	(555,062)

(*)	The impact of adoption of IFRS 15, “Revenue from contracts with customers” is accounted under Property, plant and equipment and intangible assets (Not 2)
(**)	Mainly comprises of loans and bonds’ deferred tax assets.

Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2018 and 2017 were as follows:

	2018	2017
Opening balance	(555,062)	(406,905)
IFRS 9 and 15 effects	(141,213)	—
Income statement charge	159,472	(133,791)
Tax charge relating to components of other comprehensive income	(157,203)	(6,449)
Prior year corporate tax base differences	(8,608)	(2,729)
Exchange differences	(7,014)	(5,188)

Closing balance, net	(709,628)	(555,062)

The Group did not recognise deferred income tax assets of TL 5,310,000 in respect of tax losses amounting to TL 972,730 that can be carried forward against future taxable income. The unused tax losses were mainly incurred by lifecell and Belarusian Telecom that are not likely to generate taxable income in the foreseeable future.

Unused tax losses will expire at the following dates:

Expiration Date	Amount
2019	808
2020	581
2021	646
2022	368,109
2023	172,264
2024	303,045
2025	1,023,650
2026	47,466
2027	488,572
2028	308,541
Indefinite	2,596,318

Total	5,310,000